Restructuring Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 0	$ 7,800,000		$ 8,796,000
Asset impairment charges				5,629,000
Resource Rationalizations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring			$ 8,159,000
Workforce Reduction [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring		$ 7,753,000
Workforce Reduction [Member] | Resource Rationalizations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring			6,190,000
Onerous Lease [Member] | Resource Rationalizations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring			$ 1,969,000
Onerous Lease [Member] | Manchester Facility [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring				3,167,000
Asset impairment charges				0
Asset Impairment [Member] | Manchester Facility [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring				5,629,000
Asset impairment charges				$ 5,629,000
Other Current Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, current	2,100,000
Other Noncurrent Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, noncurrent	$ 200,000